GENERAL INFORMATION - Financial and economic situation (Details) $ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018	Mar. 31, 2015 USD ($)
Borrowings:
Current liabilities over current assets ratio (as a percent)	1.16	1.39
Bonds that maybe issued			$ 40.0
Revolving credit facility
Borrowings:
Proceeds from renewal of borrowing	$ 17.2
Total borrowings	$ 33.6